Income Taxes - Reconciliation of Statutory and Effective Income Tax Rate (Detail)			12 Months Ended
	Apr. 01, 2015	Apr. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	20.00%	21.00%	20.00%	22.00%	23.00%
Foreign income taxed at different rates			10.00%	14.00%	11.00%
Change in valuation allowance			19.00%	14.00%	13.00%
Italian IRAP taxes			1.00%	3.00%	2.00%
Tax contingencies			5.00%	(6.00%)	3.00%
Tax credits and incentives			(8.00%)	(8.00%)	(7.00%)
Tax effect of permanent difference due to Venezuelan net monetary assets re-measurement			9.00%
Change in tax rate or law			4.00%
Withholding taxes			2.00%
Other			1.00%	4.00%	4.00%
Total income tax provision			63.00%	43.00%	49.00%